Shareholders equity - Additional Information (Detail) R$ / shares in Units, $ in Thousands				12 Months Ended
	Oct. 23, 2025 BRL (R$) R$ / shares shares	Apr. 30, 2025 BRL (R$)	Jan. 14, 2025 BRL (R$) R$ / shares shares	Dec. 31, 2025 BRL (R$) R$ / shares shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 BRL (R$) R$ / shares shares
Disclosure of classes of share capital [line items]
Fully paid in issued capital | R$	R$ 8,182,739,000			R$ 10,282,739,000		R$ 8,832,544,000
Treasury shares			4,200,000
Dividend as a percetage of net income				25.00%	25.00%
Capital reduction of the subsidiary | R$		R$ 649,805,000
Number of shares authorised	8,000,000,000
Number of shares issued	2,100,000,000
Par value per share | R$ / shares	R$ 5
Issue of shares for investment agreement	R$ 10,500,000			R$ 10,270,000,000	$ 10,270,000
Share issued allocated to share capital	2,100,000,000				2,100,000
Share issued allocated to capital reserve	8,400,000,000				$ 8,400,000
Share capital | R$	R$ 10,282,739,000			R$ 10,282,739,000		R$ 8,832,544,000
Purchase of treasury shares | R$			R$ 34,022,000
Share repurchased cost per share | R$ / shares			R$ 8.1
Common shares [member]
Disclosure of classes of share capital [line items]
Treasury shares				7,142,335		3,747,965
Market value per share | R$ / shares				R$ 5.3		R$ 5.3
Number of shares issued				3,966,570,932
Legal reserve
Disclosure of classes of share capital [line items]
Percentage of reserve allocation from net income				5.00%	5.00%
Threshold percentage limit of capital for legal reserve to be maintained				20.00%	20.00%